OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF OPERATING SEGMENTS

	Six Months Ended June 30, 2023
	Precision Metal Parts	Advanced Engineering	Smart Carts	Total
Revenues
External	$1,612	$1,436	$4,701	$7,749
Inter-segment	-	(281)	-	(281)
Total	1,612	1,155	4,701	7,468

Segment loss (gain)	548	(56)	8,276	8,768
Loss on revaluation of warrant liability				2,344
Finance expense, net				153
Tax expenses				-
Loss				$11,265

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

	Six Months Ended June 30, 2022
	Precision Metal Parts	Advanced Engineering	Smart Carts	Total
Revenues
External	$1,872	$797	$207	$2,876
Inter-segment	-	-	-	-
Total	1,872	797	207	2,876

Segment loss	199	492	5,397	6,088
Loss on sale of fixed asset				16
Finance expense, net				(7)
Tax expenses				-
Loss				$6,097

	Three Months Ended June 30, 2023
	Precision Metal Parts	Advanced Engineering	Smart Carts	Total
Revenues
External	$795	$772	$1,575	$3,141
Inter-segment	-	(281)	-	(281)
Total	795	491	1,575	2,860

Segment loss (gain)	277	122	4,339	4,738
Loss on revaluation of warrant liability				2,749
Finance expense, net				(65)
Tax expenses				-
Loss				$7,422

	Three Months Ended June 30, 2022
	Precision Metal Parts	Advanced Engineering	Smart Carts	Total
Revenues
External	$1,054	$376	$-	$1,430
Inter-segment	-	-	-	-
Total	1,054	376	-	1,430

Segment loss	137	210	3,023	3,370
Loss on sale of fixed asset				-
Finance expense, net				(5)
Tax expenses				-
Loss				$3,365